Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-interest income
Banking	$ 57,120	$ 51,920	$ 47,346
Foreign exchange revenue	47,831	43,434	37,180
Custody and other administration services	13,626	15,232	13,845
Other non-interest income	5,971	4,795	5,610
Total non-interest income	206,587	198,107	183,859
Interest income
Interest and fees on loans	249,390	221,544	230,656
Deposits with banks and other	33,201	1,444	12,125
Total interest income	398,383	324,898	352,009
Interest expense
Deposits	45,176	15,490	25,116
Long-term debt	9,601	9,601	9,294
Securities sold under agreement to repurchase	22	0	0
Total interest expense	54,799	25,091	34,410
Net interest income before provision for credit losses	343,584	299,807	317,599
Provision for credit (losses) recoveries	(2,396)	3,128	(8,491)
Net interest income after provision for credit losses	341,188	302,935	309,108
Net gains (losses) on equity securities	14	85	658
Net realized gains (losses) on available-for-sale investments	(19)	(239)	1,220
Net gains (losses) on other real estate owned	448	(53)	(104)
Net other gains (losses)	1,079	(1,154)	(552)
Total other gains (losses)	1,522	(1,361)	1,222
Total net revenue	549,297	499,681	494,189
Non-interest expense
Salaries and other employee benefits	166,189	161,317	173,662
Technology and communications	56,740	63,843	65,156
Professional and outside services	19,640	21,400	21,263
Property	31,442	30,862	29,392
Indirect taxes	21,982	22,091	21,323
Non-service employee benefits expense	3,775	3,888	2,640
Marketing	6,357	4,561	4,443
Amortization of intangible assets	5,680	6,011	5,819
Other expenses	19,790	19,917	20,896
Total non-interest expense	331,595	333,890	344,594
Net income	214,020	162,668	147,217
Other comprehensive income (loss), net of taxes	(252,535)	(75,237)	37,417
Total comprehensive income (loss)	(38,515)	87,431	184,634
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	26,116	24,465	24,429
Foreign exchange revenue	11,858	9,660	9,166
Custody and other administration services	6,869	7,693	6,927
Other non-interest income	1,269	3,372	5,924
Total non-interest income	139,698	150,173	187,832
Interest income
Interest and fees on loans	118,829	116,031	123,774
Investments	49,790	44,663	52,135
Deposits with banks and other	14,499	2,056	3,109
Total interest income	183,118	162,750	179,018
Interest expense
Deposits	10,834	6,405	9,386
Long-term debt	9,601	9,601	9,294
Securities sold under agreement to repurchase	22	0	0
Total interest expense	20,457	16,006	18,680
Net interest income before provision for credit losses	162,661	146,744	160,338
Provision for credit (losses) recoveries	(1,226)	2,206	(8,750)
Net interest income after provision for credit losses	161,435	148,950	151,588
Net gains (losses) on equity securities	14	85	658
Net realized gains (losses) on available-for-sale investments	0	0	702
Net gains (losses) on other real estate owned	9	(84)	(104)
Net other gains (losses)	0	850	714
Total other gains (losses)	23	851	1,970
Total net revenue	301,156	299,974	341,390
Non-interest expense
Salaries and other employee benefits	65,789	62,405	69,521
Technology and communications	29,551	35,675	35,434
Professional and outside services	29,744	27,726	27,791
Property	10,232	9,586	9,092
Indirect taxes	15,714	15,906	15,633
Non-service employee benefits expense	4,845	4,493	3,462
Marketing	3,629	2,497	2,418
Amortization of intangible assets	169	169	169
Other expenses	9,613	9,502	9,896
Total non-interest expense	169,286	167,959	173,416
Net income before equity in undistributed earnings of subsidiaries	131,870	132,015	167,974
Equity in undistributed earnings of subsidiaries	82,150	30,653	(20,757)
Net income	214,020	162,668	147,217
Other comprehensive income (loss), net of taxes	(252,535)	(75,237)	37,417
Total comprehensive income (loss)	(38,515)	87,431	184,634
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	72,268	82,327	121,522
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 21,318	$ 22,656	$ 19,864